Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
Prospectus Date	rr_ProspectusDate	Dec. 16, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – May
(the “Fund”)Supplement dated April 23, 2025
to the Fund’s Currently Effective ProspectusAs described in the Fund’s prospectus, an investment in shares of the Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (an approximately one-year period over which the Fund seeks to produce the target outcome). The Target Outcome Period for the Fund will commence on May 1, 2025 and end on April 30, 2026. The Fund’s Cap will not be determined until on or about the start of the Target Outcome Period. Investors are encouraged to visit the Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on May 1, 2025 (or the first business day thereafter) to obtain information on the Cap for the Target Outcome Period. Investors should consider the Cap before investing in the Fund for the Target Outcome Period.The anticipated buffer for the Fund is also disclosed below. Investors are further encouraged to visit the website (https://www.pgim.com/investments/etf-buffer-fund)* for the Fund on May 1, 2025 (or the first business day thereafter) to obtain information on the final buffer for the Target Outcome Period.As of April 23, 2025, the expected range of the Fund’s Cap and anticipated buffer for the Target Outcome Period is set forth below.Fund NameTickerEstimated Cap RangeAnticipated BufferPGIM S&P 500 Max Buffer ETF – MayPMMY6.0% – 8.0 % before fees and expenses100% before fees and expenses (5.5% – 7.5% after taking into account the Fund’s unitary management fee)(99.5% after taking into account the Fund’s unitary management fee)_________
* Reference to the Website does not incorporate the Website into this supplement or the Fund’s prospectus.
PGIM S&P 500 Max Buffer ETF - May
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – May
(the “Fund”)Supplement dated April 23, 2025
to the Fund’s Currently Effective ProspectusAs described in the Fund’s prospectus, an investment in shares of the Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (an approximately one-year period over which the Fund seeks to produce the target outcome). The Target Outcome Period for the Fund will commence on May 1, 2025 and end on April 30, 2026. The Fund’s Cap will not be determined until on or about the start of the Target Outcome Period. Investors are encouraged to visit the Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on May 1, 2025 (or the first business day thereafter) to obtain information on the Cap for the Target Outcome Period. Investors should consider the Cap before investing in the Fund for the Target Outcome Period.The anticipated buffer for the Fund is also disclosed below. Investors are further encouraged to visit the website (https://www.pgim.com/investments/etf-buffer-fund)* for the Fund on May 1, 2025 (or the first business day thereafter) to obtain information on the final buffer for the Target Outcome Period.As of April 23, 2025, the expected range of the Fund’s Cap and anticipated buffer for the Target Outcome Period is set forth below.Fund NameTickerEstimated Cap RangeAnticipated BufferPGIM S&P 500 Max Buffer ETF – MayPMMY6.0% – 8.0 % before fees and expenses100% before fees and expenses (5.5% – 7.5% after taking into account the Fund’s unitary management fee)(99.5% after taking into account the Fund’s unitary management fee)_________
* Reference to the Website does not incorporate the Website into this supplement or the Fund’s prospectus.